Concentrations of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2023
Concentrations of Credit Risk [Abstract]
Schedule of Customers Account for More than 10% of the Company’s Accounts Receivable and Sale of Power	The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2022 and 2023:
	March 31, 2022		March 31, 2023
	% of Sale	% of Accounts	% of Sale	% of Accounts
Customer Name	of Power	Receivable	of Power	Receivable
Solar Energy Corporation of India	30.09%	39.64%	42.31%	47.02%
Punjab State Power Corporation Limited	10.71%	4.53%	9.35%	5.42%
NTPC Vidyut Vyapar Nigam Limited	15.23%	5.42%	13.73%	4.81%
Hubli Electricity Supply Company Limited	5.32%	10.49%	3.93%	8.91%
Chamundeshwari Electricity Supply Company	2.88%	8.20%	2.57%	10.67%
Andhra Pradesh Power Coordination Committee	2.83%	13.12%	2.44%	7.44%